SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of anti-dilutive securities) (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of diluted net loss per share	5,575,122	3,600,000	5,575,122	3,600,000	3,600,000	3,997,692
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of diluted net loss per share	1,895,122	3,000,000	1,895,122	3,000,000	3,000,000	3,997,692
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of diluted net loss per share	3,680,000	600,000	3,680,000	600,000	600,000